-------------------------------
                         Semiannual Report June 30, 1999
                         -------------------------------

                                   OPPENHEIMER

                                  Total Return
                                   Fund, Inc.

                               [GRAPHIC OMITTED]

                                     [LOGO]
                              OppenheimerFunds(SM)
                             THE RIGHT WAY TO INVEST

Contents

 3 President's Letter

 5 An Interview with Your Fund's Managers

11 Financial Statements

34 Officers and Directors

40 Information and Services

 Report highlights
--------------------------------------------------------------------------------

o In a volatile investment environment, the Fund showed gains from both its growth-oriented and value-oriented holdings.

o Our strongest gains among growth-oriented stocks came from holdings in the financial, technology and retail sectors.

o Value-oriented holdings among such industries as manufacturing and energy also contributed to the Fund's performance.

Cumulative Total Returns
For the 6-Month Period
Ended 6/30/99

Class A
Without            With
Sales Chg.(1)      Sales Chg.(2)
--------------------------------
9.76%              3.45%
--------------------------------

Class B
Without            With
Sales Chg.(1)      Sales Chg.(2)
--------------------------------
9.34%              4.34%
--------------------------------

Class C
Without            With
Sales Chg.(1)      Sales Chg.(2)
--------------------------------
9.34%              8.34%
--------------------------------

Class Y
Without            With
Sales Chg.(1)      Sales Chg.(2)
--------------------------------
9.85%              9.85%
--------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.

(1). Includes changes in net asset value per share without deducting any sales charges.

(2). Class A returns include the current maximum initial sales charge of 5.75%. Class B returns include the applicable contingent deferred sales charge of 5%. Class C returns include the contingent deferred sales charge of 1%. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


                     2 Oppenheimer Total Return Fund, Inc.

 Dear shareholder,
--------------------------------------------------------------------------------

[PHOTO]

James C. Swain
Chairman
Oppenheimer
Total Return Fund, Inc.

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Total Return Fund, Inc.

According to popular belief, the last six months have been particularly favorable for the financial markets.

      The truth of the matter is that it's been a long, uphill struggle for the diversified investor. That's because the stock market's dramatic rise reflects the performance of the Dow Jones Industrial Average, which has been fueled by only a small number of large-capitalization growth stocks and technology companies. In the bond market this year, while many corporate and foreign bonds have provided relatively attractive returns, the first quarter of 1999 was the worst quarter in history for U.S. Treasury securities.(1)

      Recently, though, signs of change have been emerging that confirm the importance of a well-diversified port folio. While investors focusing on large-cap growth and technology stocks may have achieved superior short-term returns, they may have also dramatically increased their exposure to potential risks. If recent economic and market trends persist, previously out-of-favor stocks may continue to rise.

      Specifically, U.S. economic growth has continued to surpass most analysts' expectations and the breadth of the market's positive performance has begun to widen. This has raised concerns that inflationary pressures may re-emerge. Looking outside of the United States, many foreign economies also appear to be on the mend. The impact of these changes, as it applies to your fund, is discussed more fully inside by your portfolio manager.

                                                                  (over, please)

(1). Foreign investing entails higher expenses and risks, such as foreign currency fluctuations, economic and political instability, and differences in accounting standards.


                     3 Oppenheimer Total Return Fund, Inc.

You may also have wondered about the impact of the Year 2000 problem on your investments. While we cannot predict the final outcome, we are pleased that many companies and governments appear to be making progress toward avoiding a major disruption. For our part, OppenheimerFunds is in the advanced stages of Y2K project, and we have successfully participated in industry-wide tests.

      Meanwhile, we intend to maintain the disciplined investment approach that has been helping Oppenheimer funds shareholders for more than 40 years as they pursue their financial goals. Our longstanding experience has taught us that while investment fads come and go, prudent diversification remains key to successful investing. In fact, it is an essential part of what makes OppenheimerFunds The Right Way to Invest.

Sincerely,


/s/ James C. Swain                /s/ Bridget A. Macaskill

James C. Swain                    Bridget A. Macaskill
July 22, 1999


                     4 Oppenheimer Total Return Fund, Inc.

 An interview with your Fund's managers
--------------------------------------------------------------------------------

[PHOTO]

Portfolio Management
Team (l to r)
John Doney
Bruce Bartlett

How did Oppenheimer Total Return Fund, Inc. perform during the first half of 1999?

We are very pleased with the performance of the Fund, especially during the transitional and volatile six-month period that ended June 30, 1999. Performance continued to be driven by our growth-oriented approach, which was supported by improving performance for our value-oriented approach.

What made this such a transitional and volatile period?

The year began with the U.S. economy growing at a robust rate, fueled by high levels of consumer confidence and consumer spending. However, most corporate earnings failed to keep pace with domestic economic growth because of weakness in international markets. Investors paid increasingly high prices for the handful of large-cap stocks that offered the promise of continued real earnings growth. Meanwhile, most other stocks languished.

      In early April, reassured by evidence that the U.S. economy was continuing to grow, investors abruptly began to look beyond large-cap growth stocks for new opportunities among smaller-cap and value-oriented stocks. Value indices performed strongly for several weeks. By mid-May, however, the advance of value stocks had slowed. Through the remainder of the period, neither growth stocks nor value stocks proved able to sustain the market's overall advance in the face of rising concerns over the potential for inflation.


                      5 Oppenheimer Total Return Fund, Inc.

"...we believe the events of the last six months underscore the importance of a diversified, long-term investment strategy that includes both value and growth components."

 An interview with your Fund's managers
--------------------------------------------------------------------------------

How did you manage the Fund in light of these conditions?

We generally don't invest from the perspective of macroeconomic conditions. Rather, we seek individual companies that exhibit the growth or value characteristics that meet our investment criteria. During the most recent six-month period, we found many of these opportunities among companies in the financial, technology and consumer cyclical sectors.

      Financial stocks performed well early in the period, buoyed by the healthy U.S. economy and signs of financial strength among worldwide emerging markets. Some of the Fund's holdings were among the sector's better performers.(1) Stocks of Citigroup, Inc., for example, benefited from the company's progress in transforming itself into a global financial services powerhouse through a combination of internal growth and acquisitions. Charles Schwab Corp. succeeded in enhancing revenue and earnings growth by increasing its Internet-based business.

      In the technology sector, we anticipated a slowdown in spending on computer hardware and software as many companies prepared existing computer systems for the year 2000. Accordingly, we reduced our positions among the companies we believed were most likely to be affected.

(1). The Fund's portfolio is subject to change.


                     6 Oppenheimer Total Return Fund, Inc.

At the same time, we added to our positions among other companies, such as Uniphase Corp., that are helping to build today's high-speed, high-capacity data communications and telecommunications networks. Overall, our technology exposure increased during the period, and proved to be a strong contributor to performance.

      Among consumer cyclicals, stocks of several specialty retailers performed well for the Fund. Our holdings included retailers that are benefiting from strong consumer demand for the latest generation of digital cameras, disc players and other digital media. Other holdings in the retail sector included stocks of companies that are using the Internet to reach new customers.

Did any investment sectors exhibit weakness during the period?

Yes. Healthcare stocks, already weakened by the impact of regulatory and competitive pressures on company revenues, were hit particularly hard by the market's transition away from growth-oriented businesses in April. Declines occurred among stocks of pharmaceutical and medical product companies, as well as wholesale and retail drug distribution companies such as CVS Corp. Overall, our healthcare industry exposure dropped from approximately 10.5% on Jan. 1 to 6.9% of the Fund's portfolio on June 30, as we found more attractive investment opportunities in other sectors, particularly technology.


                     7 Oppenheimer Total Return Fund, Inc.

Avg Annual Total Returns
For the Periods Ended 6/30/99(2)

Class A

1 year       5 year        10 year
------------------------------------
9.14%        20.21%        16.14%
------------------------------------

Class B
                           Since
1 year       5 year        Inception
------------------------------------
9.88%        20.45%        16.98%
------------------------------------

Class C
                           Since
1 year       5 year        Inception
------------------------------------
13.87%       N/A           21.97%
------------------------------------

Class Y
                           Since
1 year       5 year        Inception
------------------------------------
15.90%       21.80%        20.42%
------------------------------------

 An interview with your Fund's managers
--------------------------------------------------------------------------------

How did the Fund's value-oriented investments perform?

Several of the Fund's investments benefited from the April shift in market sentiment in favor of value-oriented stocks. For example, the stock of Tyco International Ltd., a diversified manufacturing company and one of the Fund's largest holdings, rose between early April and mid-May, before declining slightly. Similarly, many of the Fund's investments in the energy sector rose in value between March and the end of the period in response to growing global demand for energy and production restraints announced by several oil producing nations.

(2). Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 10/2/47. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Class B returns include the applicable contingent deferred sales charge of 5% (1-year), 1% (5-year and since inception on 5/3/93). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 8/29/95. Class Y shares were first publicly offered on 6/1/94 and are offered only to certain institutional investors under special agreements with the Distributor. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.

(3). Portfolio is subject to change. Percentages are as of June 30, 1999, and are based on market value of investment.

(4). Portfolio is subject to change. Percentages are as of June 30, 1999, and are based on net assets.


                     8 Oppenheimer Total Return Fund, Inc.

                              Asset Allocation(3)

    [The following table was originally a pie chart in the printed material]

Stocks                      82.8%

Cash Equivalents            10.5

Bonds                        4.2

Convertible Securities       2.5

What is your outlook for the Fund?

Only time will tell whether and for how long the market's current tilt toward value-oriented stocks will continue. But regardless of the direction the economy and markets take, we believe the events of the last six months underscore the importance of a diversified, long-term investment strategy that includes both value and growth components. That's why we strive to continue to maintain our value-and-growth investment strategy, and why Oppenheimer Total Return Fund, Inc. remains part of The Right Way to Invest.

 Top 10 Common Stock Holdings(4)
--------------------------------------------------------------------------------
 Tyco International Ltd.                                                    3.8%
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                                      2.3
--------------------------------------------------------------------------------
 Home Depot, Inc.                                                           2.2
--------------------------------------------------------------------------------
 Microsoft Corp.                                                            2.1
--------------------------------------------------------------------------------
 Uniphase Corp.                                                             1.9
--------------------------------------------------------------------------------
 Cisco Systems, Inc.                                                        1.6
--------------------------------------------------------------------------------
 Charles Schwab Corp.                                                       1.5
--------------------------------------------------------------------------------
 Amgen, Inc.                                                                1.5
--------------------------------------------------------------------------------
 Enron Corp.                                                                1.5
--------------------------------------------------------------------------------
 CVS Corp.                                                                  1.5
--------------------------------------------------------------------------------

 Common Stocks--Top 5 Industries(4)
--------------------------------------------------------------------------------
 Retail/Specialty                                                           8.2%
--------------------------------------------------------------------------------
 Diversified Financial                                                      6.8
--------------------------------------------------------------------------------
 Banks                                                                      6.3
--------------------------------------------------------------------------------
 Manufacturing                                                              5.1
--------------------------------------------------------------------------------
 Insurance                                                                  4.0
--------------------------------------------------------------------------------


                      9 Oppenheimer Total Return Fund, Inc.

 Financials
--------------------------------------------------------------------------------


                     10 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                        Shares      See Note 1
================================================================================
Common Stocks--78.7%
--------------------------------------------------------------------------------
Basic Materials--1.6%
--------------------------------------------------------------------------------
Chemicals--0.5%
Goodrich (B.F.) Co.                                     200,000      $ 8,500,000
--------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                260,000       11,537,500
                                                                     -----------
                                                                      20,037,500

--------------------------------------------------------------------------------
Paper--1.1%
International Paper Co.                                 460,412       23,250,806
--------------------------------------------------------------------------------
Sonoco Products Co.                                     330,000        9,879,375
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                        200,000       13,750,000
                                                                     -----------
                                                                      46,880,181

--------------------------------------------------------------------------------
Capital Goods--6.2%
--------------------------------------------------------------------------------
Aerospace/Defense--0.2%
Precision Castparts Corp.                               200,000        8,500,000
--------------------------------------------------------------------------------
Raytheon Co., Cl. A                                      12,754          878,432
                                                                     -----------
                                                                       9,378,432

--------------------------------------------------------------------------------
Electrical Equipment--0.3%
Honeywell, Inc.                                         100,000       11,587,500
--------------------------------------------------------------------------------
Industrial Services--0.6%
Republic Services, Inc.(1)                            1,000,000       24,750,000
--------------------------------------------------------------------------------
Manufacturing--5.1%
AlliedSignal, Inc.                                      200,000       12,600,000
--------------------------------------------------------------------------------
American Standard Cos., Inc.(1)                         285,300       13,694,400
--------------------------------------------------------------------------------
Hillenbrand Industries, Inc.                            400,000       17,300,000
--------------------------------------------------------------------------------
Tenneco, Inc.                                           300,000        7,162,500
--------------------------------------------------------------------------------
Tyco International Ltd.                               1,688,288      159,965,288
--------------------------------------------------------------------------------
Wyman-Gordon Co.(1)                                     265,000        5,117,812
                                                                     -----------
                                                                     215,840,000

--------------------------------------------------------------------------------
Communications Services--6.3%
--------------------------------------------------------------------------------
Telecommunications: Long Distance--2.7%
AT&T Corp.                                            1,026,555       57,294,601
--------------------------------------------------------------------------------
MCI WorldCom, Inc.(1)                                   445,500       38,340,844
--------------------------------------------------------------------------------
Qwest Communications International, Inc.(1)             536,406       17,734,923
                                                                     -----------
                                                                     113,370,368

--------------------------------------------------------------------------------
Telephone Utilities--3.6%
Bell Atlantic Corp.                                     896,800       58,628,300
--------------------------------------------------------------------------------
BellSouth Corp.                                         400,000       18,750,000
--------------------------------------------------------------------------------
GTE Corp.                                               500,000       37,875,000
--------------------------------------------------------------------------------
SBC Communications, Inc.                                600,000       34,800,000
                                                                     -----------
                                                                     150,053,300


                     11 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Consumer Cyclicals--14.1%
--------------------------------------------------------------------------------
Autos & Housing--0.5%
Delphi Automotive Systems Corp.(1)                      293,500      $ 5,448,094
--------------------------------------------------------------------------------
Lear Corp.(1)                                           271,800       13,522,050
                                                                     -----------
                                                                      18,970,144

--------------------------------------------------------------------------------
Consumer Services--0.9%
Dun & Bradstreet Corp.                                  600,000       21,262,500
--------------------------------------------------------------------------------
Young & Rubicam, Inc.(1)                                357,000       16,221,187
                                                                     -----------
                                                                      37,483,687

--------------------------------------------------------------------------------
Leisure & Entertainment--0.8%
Carnival Corp.                                          400,000       19,400,000
--------------------------------------------------------------------------------
Hasbro, Inc.                                            300,000        8,381,250
--------------------------------------------------------------------------------
Mirage Resorts, Inc.(1)                                 300,000        5,025,000
                                                                     -----------
                                                                      32,806,250

--------------------------------------------------------------------------------
Media--0.1%
R.H. Donnelley Corp.                                    100,000        1,956,250
--------------------------------------------------------------------------------
Retail: General--3.6%
Federated Department Stores, Inc.(1)                    300,000       15,881,250
--------------------------------------------------------------------------------
Kohl's Corp.(1)                                         540,000       41,681,250
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                 1,990,000       96,017,500
                                                                     -----------
                                                                     153,580,000

--------------------------------------------------------------------------------
Retail: Specialty--8.2%
Abercrombie & Fitch Co., Cl. A(1)                       820,024       39,361,152
--------------------------------------------------------------------------------
AutoNation, Inc.(1)                                   1,900,000       33,843,750
--------------------------------------------------------------------------------
AutoZone, Inc.(1)                                       500,000       15,062,500
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                      660,000       44,550,000
--------------------------------------------------------------------------------
General Nutrition Cos., Inc.(1)                         400,000        9,325,000
--------------------------------------------------------------------------------
Home Depot, Inc.                                      1,457,000       93,885,437
--------------------------------------------------------------------------------
Intimate Brands, Inc., Cl. A                            420,000       19,897,500
--------------------------------------------------------------------------------
Linens 'N Things, Inc.(1)                               555,800       24,316,250
--------------------------------------------------------------------------------
OfficeMax, Inc.(1)                                    1,900,000       22,800,000
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                    302,200        8,386,050
--------------------------------------------------------------------------------
Tandy Corp.                                             740,000       36,167,500
                                                                     -----------
                                                                     347,595,139

--------------------------------------------------------------------------------
Consumer Staples--7.1%
--------------------------------------------------------------------------------
Beverages--0.5%
Anheuser-Busch Cos., Inc.                               300,000       21,281,250


                     12 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Broadcasting--0.5%
Adelphia Communications Corp.(1)                         50,000      $ 3,181,250
--------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares(1)              200,000        5,387,500
--------------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl. A(1)                   462,400       13,756,400
                                                                     -----------
                                                                      22,325,150

--------------------------------------------------------------------------------
Entertainment--0.9%
Brinker International, Inc.(1)                          500,000       13,593,750
--------------------------------------------------------------------------------
Starbucks Corp.(1)                                      660,000       24,791,250
                                                                     -----------
                                                                      38,385,000

--------------------------------------------------------------------------------
Food--0.5%
General Mills, Inc.                                     100,000        8,037,500
--------------------------------------------------------------------------------
Nabisco Group Holdings Corp.                            700,000       13,693,750
                                                                     -----------
                                                                      21,731,250

--------------------------------------------------------------------------------
Food & Drug Retailers--2.5%
CVS Corp.                                             1,228,000       62,321,000
--------------------------------------------------------------------------------
Kroger Co.(1)                                           200,000        5,587,500
--------------------------------------------------------------------------------
U.S. Foodservice, Inc.(1)                               322,500       13,746,562
--------------------------------------------------------------------------------
Walgreen Co.                                            770,000       22,618,750
                                                                     -----------
                                                                     104,273,812

--------------------------------------------------------------------------------
Household Goods--1.3%
Dial Corp. (The)                                      1,000,000       37,187,500
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                 400,000       18,600,000
                                                                     -----------
                                                                      55,787,500

--------------------------------------------------------------------------------
Tobacco--0.9%
Philip Morris Cos., Inc.                                800,000       32,150,000
--------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.(1)                 233,333        7,349,989
                                                                     -----------
                                                                      39,499,989

--------------------------------------------------------------------------------
Energy--2.8%
--------------------------------------------------------------------------------
Energy Services--0.4%
Schlumberger Ltd.                                       253,600       16,151,150
--------------------------------------------------------------------------------
Oil: Domestic--2.3%
Atlantic Richfield Co.                                  150,000       12,534,375
--------------------------------------------------------------------------------
Conoco, Inc., Cl.A                                      624,600       17,410,725
--------------------------------------------------------------------------------
Exxon Corp.                                             300,000       23,137,500
--------------------------------------------------------------------------------
Mobil Corp.                                             200,000       19,800,000
--------------------------------------------------------------------------------
Unocal Corp.                                            300,000       11,887,500
--------------------------------------------------------------------------------
USX-Marathon Group                                      400,000       13,025,000
                                                                     -----------
                                                                      97,795,100


                     13 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Oil: International--0.1%
Royal Dutch Petroleum Co., NY Shares                    100,000      $ 6,025,000
--------------------------------------------------------------------------------
Financial--17.4%
--------------------------------------------------------------------------------
Banks--6.3%
Bank of America Corp.                                   582,900       42,733,856
--------------------------------------------------------------------------------
Bank One Corp.                                          330,000       19,655,625
--------------------------------------------------------------------------------
Chase Manhattan Corp.                                   350,000       30,318,750
--------------------------------------------------------------------------------
East West Bancorp, Inc.(2)                            1,000,000       10,062,500
--------------------------------------------------------------------------------
Fifth Third Bancorp                                     375,000       24,960,937
--------------------------------------------------------------------------------
First Tennessee National Corp.                          627,000       24,021,937
--------------------------------------------------------------------------------
First Union Corp.                                       400,000       18,800,000
--------------------------------------------------------------------------------
Firstar Corp.                                           750,000       21,000,000
--------------------------------------------------------------------------------
Fleet Financial Group, Inc.                             200,600        8,901,625
--------------------------------------------------------------------------------
KeyCorp                                                 400,000       12,850,000
--------------------------------------------------------------------------------
National City Corp.                                     360,000       23,580,000
--------------------------------------------------------------------------------
PNC Bank Corp.                                          270,000       15,558,750
--------------------------------------------------------------------------------
Summit Bancorp                                          360,000       15,052,500
                                                                     -----------
                                                                     267,496,480

--------------------------------------------------------------------------------
Diversified Financial--6.8%
American Express Co.                                     50,000        6,506,250
--------------------------------------------------------------------------------
Anthracite Capital, Inc.                                400,000        2,625,000
--------------------------------------------------------------------------------
Associates First Capital Corp., Cl. A                   618,000       27,385,125
--------------------------------------------------------------------------------
Citigroup, Inc.                                       1,274,998       60,562,405
--------------------------------------------------------------------------------
Freddie Mac                                             460,000       26,680,000
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)(1)                      108,200        7,817,450
--------------------------------------------------------------------------------
Household International, Inc.                           759,990       36,004,526
--------------------------------------------------------------------------------
Imperial Credit Commercial Mortgage Investment Corp.    500,000        5,406,250
--------------------------------------------------------------------------------
Providian Financial Corp.                               535,000       50,022,500
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                  590,700       64,903,163
                                                                     -----------
                                                                     287,912,669

--------------------------------------------------------------------------------
Insurance--4.0%
Aetna, Inc.                                             200,000       17,887,500
--------------------------------------------------------------------------------
AFLAC, Inc.                                             305,000       14,601,875
--------------------------------------------------------------------------------
Allstate Corp.                                          250,000        8,968,750
--------------------------------------------------------------------------------
American General Corp.                                  300,000       22,612,500
--------------------------------------------------------------------------------
American International Group, Inc.                      501,992       58,764,439
--------------------------------------------------------------------------------
Enhance Financial Services Group, Inc.                  600,000       11,850,000
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                 400,000       23,325,000
--------------------------------------------------------------------------------
St. Paul Cos., Inc.                                     400,000       12,725,000
                                                                     -----------
                                                                     170,735,064


                     14 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Savings & Loans--0.3%
Local Financial Corp.(1)                                400,000      $ 4,000,000
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                 300,000       10,612,500
                                                                     -----------
                                                                      14,612,500

--------------------------------------------------------------------------------
Healthcare--6.9%
--------------------------------------------------------------------------------
Healthcare/Drugs--4.5%
Abbott Laboratories                                     200,000        9,100,000
--------------------------------------------------------------------------------
American Home Products Corp.                            300,000       17,250,000
--------------------------------------------------------------------------------
Amgen, Inc.(1)                                        1,050,000       63,918,750
--------------------------------------------------------------------------------
Biogen, Inc.(1)                                         727,800       46,806,638
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                300,000       21,131,250
--------------------------------------------------------------------------------
Lynx Therapeutics, Inc.(1)(3)                            15,390          174,099
--------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                                560,000       31,815,000
                                                                     -----------
                                                                     190,195,737

--------------------------------------------------------------------------------
Healthcare/Supplies & Services--2.4%
Bausch & Lomb, Inc.                                     200,000       15,300,000
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                   645,300       41,379,863
--------------------------------------------------------------------------------
Guidant Corp.                                           538,400       27,693,950
--------------------------------------------------------------------------------
HEALTHSOUTH Corp.(1)                                    430,000        6,423,125
--------------------------------------------------------------------------------
Medtronic, Inc.                                         114,500        8,916,688
                                                                     -----------
                                                                      99,713,626

--------------------------------------------------------------------------------
Technology--13.3%
--------------------------------------------------------------------------------
Computer Hardware--3.3%
Dell Computer Corp.(1)                                  790,000       29,230,000
--------------------------------------------------------------------------------
EMC Corp.(1)                                            920,000       50,600,000
--------------------------------------------------------------------------------
International Business Machines Corp.                   200,000       25,850,000
--------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)             527,500       34,847,969
                                                                     -----------
                                                                     140,527,969

--------------------------------------------------------------------------------
Computer Services--0.5%
Ceridian Corp.(1)                                       600,000       19,612,500
--------------------------------------------------------------------------------
Computer Software--3.1%
Compuware Corp.(1)                                    1,485,000       47,241,563
--------------------------------------------------------------------------------
Microsoft Corp.(1)                                      708,400       63,888,825
--------------------------------------------------------------------------------
Unisys Corp.(1)                                         475,000       18,495,313
                                                                     -----------
                                                                     129,625,701

--------------------------------------------------------------------------------
Communications Equipment--2.6%
Cisco Systems, Inc.(1)                                1,044,000       67,272,750
--------------------------------------------------------------------------------
General Instrument Corp.(1)                             955,000       40,587,500
                                                                     -----------
                                                                     107,860,250


                     15 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                Market Value
                                                                     Shares     See Note 1
---------------------------------------------------------------------------------------------
Electronics--3.8%
Intel Corp.                                                          290,000    $  17,255,000
---------------------------------------------------------------------------------------------
JDS Fitel, Inc.(1)                                                   135,000       11,264,837
---------------------------------------------------------------------------------------------
Motorola, Inc.                                                       275,000       26,056,250
---------------------------------------------------------------------------------------------
Uniphase Corp.(1)                                                    483,800       80,310,800
---------------------------------------------------------------------------------------------
Waters Corp.(1)                                                      500,000       26,562,500
                                                                                -------------
                                                                                  161,449,387

---------------------------------------------------------------------------------------------
Utilities--3.0%
---------------------------------------------------------------------------------------------
Electric Utilities--1.5%
Allegheny Energy, Inc.                                               210,000        6,733,125
---------------------------------------------------------------------------------------------
Carolina Power & Light Co.                                           110,000        4,709,375
---------------------------------------------------------------------------------------------
CINergy Corp.                                                        134,800        4,313,600
---------------------------------------------------------------------------------------------
DQE, Inc.                                                            144,100        5,782,013
---------------------------------------------------------------------------------------------
Illinova Corp.                                                       300,000        8,175,000
---------------------------------------------------------------------------------------------
New Century Energies, Inc.                                           200,000        7,762,500
---------------------------------------------------------------------------------------------
Southern Co.                                                         298,500        7,910,250
---------------------------------------------------------------------------------------------
Texas Utilities Co.                                                  200,000        8,250,000
---------------------------------------------------------------------------------------------
Unicom Corp.                                                         300,000       11,568,750
                                                                                -------------
                                                                                   65,204,613

---------------------------------------------------------------------------------------------
Gas Utilities--1.5%
Enron Corp.                                                          775,000       63,356,250
                                                                                -------------
Total Common Stocks (Cost $2,062,626,489)                                       3,325,846,698

=============================================================================================
Preferred Stocks--0.6%
---------------------------------------------------------------------------------------------
Microsoft Corp., $2.75 Cum. Cv., Series A, Non-Vtg
(Cost $21,453,319)                                                   255,000       25,484,063

=============================================================================================
Other Securities--3.7%
---------------------------------------------------------------------------------------------
Dollar General Corp., 8.50% Cv. Structured Yield
Product Exchangeable for Stock                                       271,100       11,623,412
---------------------------------------------------------------------------------------------
EMC Corp., 3.25% Cv. Sub. Nts., 3/15/02(2)                         4,500,000       21,948,750
---------------------------------------------------------------------------------------------
Houston Industries, Inc., 7% Automatic Common Exchange
Securities for Time Warner, Inc. Common Stock                        211,000       25,161,750
---------------------------------------------------------------------------------------------
IRSA-Inversiones y Representaciones SA, 4.50% Puttable
& Redeemable Cv. Knockout Securities, 8/2/03(2)                    7,758,000        8,708,355
---------------------------------------------------------------------------------------------
MediaOne Group, Inc., 6.25% Cv. Premium Income Exchangeable
Securities for Airtouch Communications, Inc. Common                  258,000       23,349,000
---------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.25% Structured Yield Product
Exchangeable for Stock of IMC Global, Inc.                            90,900        1,857,769
---------------------------------------------------------------------------------------------
Newell Financial Trust I, 5.25% Cv. Preferred Stock(2)               163,000        9,189,125
---------------------------------------------------------------------------------------------
Premier Parks, Inc., 7.50% Cum. Cv. Premium Income Equity
Securities, Non-Vtg                                                  232,000       15,776,000
---------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv.(2)                                      50,000        2,862,500


                     16 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                       Market Value
                                                                      Shares           See Note 1
---------------------------------------------------------------------------------------------------
Other Securities (continued)
Scandinavian Broadcasting System SA, 7.25% Cv
Sub. Debs., 8/1/05                                                       3,000,000     $  3,352,500
---------------------------------------------------------------------------------------------------
St. George Bank, ADR 9% Cv. Structured Yield Product
Exchangeable for Common Stock of St. George Bank(2)                         90,000        4,545,000
---------------------------------------------------------------------------------------------------
TCI Pacific Communications, Inc., 5% Cv. Cum
Sr. Preferred, Cl. A                                                        50,000       17,083,100
---------------------------------------------------------------------------------------------------
Texas Utilities Co., 9.25% Cv. Preferred Redeemable Increased
Dividend Equity Securities, Non-Vtg                                        117,600        6,468,000
---------------------------------------------------------------------------------------------------
Union Pacific Capital Trust, 6.25% Cum. Term Income Deferrable
Equity Securities, Non-Vtg                                                  87,600        4,653,750
                                                                                       ------------
Total Other Securities (Cost $97,713,646)                                               156,579,011

                                                                      Face
                                                                      Amount(4)
===================================================================================================
U.S. Government Obligations--4.2%
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6.625%, 2/15/27                                                       $ 25,675,000       27,038,984
STRIPS, 6.17%, 2/15/20(5)                                              100,000,000       27,381,600
STRIPS, 6.51%, 8/15/19(5)                                              100,000,000       28,200,900
STRIPS, 6.92%, 11/15/18(5)                                              54,000,000       15,936,102
---------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
6.25%, 2/15/07                                                          31,200,000       31,794,766
6.625%, 3/31/02                                                         30,050,000       30,810,656
7.75%, 11/30/99                                                         10,000,000       10,112,500
7.75%, 12/31/99                                                          5,000,000        5,064,065
                                                                                       ------------
Total U.S. Government Obligations (Cost $170,765,246)                                   176,339,573

===================================================================================================
Non-Convertible Corporate Bonds and Notes--0.0%
---------------------------------------------------------------------------------------------------
Dresdner Finance BV, 5.50% Gtd. Nts., 4/30/04 DEM (Cost $279,377)          417,000          334,212

===================================================================================================
Convertible Corporate Bonds and Notes--1.7%
---------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., 4% Cv. Sub. Nts., 3/15/05(2)         5,000,000        6,681,250
---------------------------------------------------------------------------------------------------
Home Depot, Inc., 3.25% Cv. Sub. Nts., 10/1/01                          18,600,000       51,963,750
---------------------------------------------------------------------------------------------------
Level One Communications, Inc., 4% Cv. Sub. Nts., 9/1/04(2)              3,500,000        6,829,375
---------------------------------------------------------------------------------------------------
Offshore Logistics, Inc., 6% Cv. Sub. Nts., 12/15/03(2)                  5,000,000        4,287,500
---------------------------------------------------------------------------------------------------
Sunrise Assisted Living, Inc., 5.50% Cv. Nts., 6/15/02(2)                3,409,000        3,788,251
                                                                                       ------------
Total Convertible Corporate Bonds and Notes (Cost $38,824,375)                           73,550,126


                     17 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                      Face             Market Value
                                                                      Amount(4)        See Note 1
===================================================================================================
Short-Term Notes--10.0%(6)
---------------------------------------------------------------------------------------------------
CIT Group Holdings, Inc., 4.90%, 7/22/99                              $ 50,000,000     $ 49,857,083
---------------------------------------------------------------------------------------------------
Countrywide Home Loans, 4.92%, 7/14/99                                  50,000,000       49,911,167
---------------------------------------------------------------------------------------------------
Equilon Enterprises LLC, 4.84%, 7/12/99                                 50,000,000       49,926,056
---------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.32%, 7/1/99                                    50,000,000       50,000,000
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.70%, 7/1/99                           50,000,000       49,992,083
---------------------------------------------------------------------------------------------------
Homeside Lending, Inc.:
5%, 7/15/99                                                             50,000,000       49,904,528
5.08%, 8/4/99                                                           50,000,000       49,760,111
---------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, 5.18%, 8/9/99                                 25,000,000       24,859,708
---------------------------------------------------------------------------------------------------
Prudential Funding Corp., 4.90%, 7/23/99                                50,000,000       49,850,278
                                                                                     --------------
Total Short-Term Notes (Cost $424,061,014)                                              424,061,014

===================================================================================================
Repurchase Agreements--0.4%
---------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital
Markets, 4.80%, dated 6/30/99, to be repurchased
at $15,702,093 on 7/1/99, collateralized by U.S.
Treasury Nts., 5.50%-8%, 11/30/99-7/15/06, with a
value of $13,253,959, U.S. Treasury Bonds, 6%-9.25%,
2/15/16-2/15/26, with a value of $2,775,487
(Cost $15,700,000)                                                      15,700,000       15,700,000

---------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $2,831,423,466)                             99.3%   4,197,894,697
---------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                0.7       29,839,638
                                                                      ============   ==============
Net Assets                                                                   100.0%  $4,227,734,335
                                                                      ============   ==============

(1). Non-income-producing security.

(2). Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $78,902,606 or 1.87% of the Fund's net assets as of June 30, 1999.

(3). Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.

(4). Face amount is reported in U.S. Dollars, except for those denoted in the following currency: DEM--German Mark

(5). For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

(6). Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


                     18 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

==========================================================================================
Assets
Investments, at value (cost $2,831,423,466)--see accompanying statement     $4,197,894,697
------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                33,118,908
Interest and dividends                                                           5,877,969
Shares of capital stock sold                                                     2,735,107
Other                                                                               77,694
                                                                            --------------
Total assets                                                                 4,239,704,375

==========================================================================================
Liabilities
Bank overdraft                                                                   5,799,360
------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                 3,096,857
Distribution and service plan fees                                               2,109,090
Shareholder reports                                                                392,959
Transfer and shareholder servicing agent fees                                      353,856
Custodian fees                                                                      43,676
Directors' compensation                                                              3,230
Other                                                                              171,012
                                                                            --------------
Total liabilities                                                               11,970,040

==========================================================================================
Net Assets                                                                  $4,227,734,335
                                                                            ==============

==========================================================================================
Composition of Net Assets
Par value of shares of capital stock                                        $   31,752,359
------------------------------------------------------------------------------------------
Additional paid-in capital                                                   2,668,958,300
------------------------------------------------------------------------------------------
Undistributed net investment income                                              4,357,065
------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                       156,195,421
------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                     1,366,471,190
                                                                            --------------
Net assets                                                                  $4,227,734,335
                                                                            ==============


                     19 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,815,620,773 and 210,740,220 shares of capital
stock outstanding)                                                        $13.36
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                        $14.18

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred  sales charge) and offering price per share (based on net assets of $1,292,050,014 and 97,753,423 shares of capital stock
outstanding)                                                              $13.22

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $69,793,449 and 5,269,104 shares of capital stock
outstanding)                                                              $13.25

--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $50,270,099 and 3,760,838 shares of
capital stock outstanding)                                                $13.37

See accompanying Notes to Financial Statements.


                     20 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $13,500)           $  20,420,166
--------------------------------------------------------------------------------
Interest                                                             19,671,932
                                                                  -------------
Total income                                                         40,092,098
================================================================================
Expenses
Management fees--Note 4                                              10,305,312
--------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                               2,533,011
Class B                                                               6,141,443
Class C                                                                 312,523
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                               1,681,163
Class B                                                                 782,762
Class C                                                                  39,682
Class Y                                                                  20,619
--------------------------------------------------------------------------------
Shareholder reports                                                     534,359
--------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                  40,853
Class B                                                                  11,499
Class C                                                                   4,101
Class Y                                                                   5,618
--------------------------------------------------------------------------------
Custodian fees and expenses                                              53,429
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              46,472
--------------------------------------------------------------------------------
Directors' compensation                                                  39,263
--------------------------------------------------------------------------------
Insurance expenses                                                        7,118
--------------------------------------------------------------------------------
Other                                                                   130,495
                                                                  -------------
Total expenses                                                       22,689,722
Less expenses paid indirectly--Note 1                                    (8,508)
                                                                  -------------
Net expenses                                                         22,681,214
================================================================================
Net Investment Income                                                17,410,884
================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)               154,802,716
Closing and expiration of option contracts written--Note 6            1,712,442
Foreign currency transactions                                            (2,806)
                                                                  -------------
Net realized gain                                                   156,512,352
--------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                         197,093,635
Translation of assets and liabilities denominated in
foreign currencies                                                       (3,677)
                                                                  -------------
Net change                                                          197,089,958
                                                                  -------------
Net realized and unrealized gain                                    353,602,310
================================================================================

Net Increase in Net Assets Resulting from Operations              $ 371,013,194
                                                                  =============
See accompanying Notes to Financial Statements.


                     21 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                Six Months Ended     Year Ended
                                                June 30, 1999        December 31,
                                                (Unaudited)          1998
====================================================================================
Operations
Net investment income                           $    17,410,884      $    37,480,042
------------------------------------------------------------------------------------
Net realized gain                                   156,512,352          243,431,853
------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation                                        197,089,958          397,047,043
                                                ---------------      ---------------
Net increase in net assets resulting from
operations                                          371,013,194          677,958,938

====================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                             (12,585,882)         (30,566,836)
Class B                                                (992,055)          (5,719,175)
Class C                                                 (65,350)            (263,905)
Class Y                                                (257,392)            (455,751)
------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                      --         (172,164,137)
Class B                                                      --          (80,057,166)
Class C                                                      --           (3,815,686)
Class Y                                                      --           (2,532,986)

====================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets
resulting from capital stock
transactions--Note 2:
Class A                                             (16,456,631)          96,918,666
Class B                                             (19,334,374)         100,622,566
Class C                                               6,027,285           16,796,414
Class Y                                               7,363,953            8,780,891

====================================================================================
Net Assets
Total increase                                      334,712,748          605,501,833
------------------------------------------------------------------------------------
Beginning of period                               3,893,021,587        3,287,519,754
                                                ---------------      ---------------

End of period (including undistributed net
investment income of $4,357,065 and
$846,860, respectively)                         $ 4,227,734,335      $ 3,893,021,587
                                                ===============      ===============

See accompanying Notes to Financial Statements.


                     22 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

                                            Class A
                                            -------------------------------------------------------------------------------------
                                            Six Months
                                            Ended
                                            June 30,
                                            1999               Year Ended December 31,
                                            (Unaudited)        1998          1997            1996           1995          1994
==================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period         $   12.23      $   11.00      $    9.77      $    9.35      $    7.80      $    8.69
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .07            .16            .16            .20            .23            .23
Net realized and
unrealized gain (loss)                            1.12           2.09           2.49           1.63           2.09           (.91)
                                             ---------      ---------      ---------      ---------      ---------      ---------
Total income (loss) from
investment operations                             1.19           2.25           2.65           1.83           2.32           (.68)

----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net
investment income                                 (.06)          (.15)          (.14)          (.20)          (.22)          (.21)
Distributions from net realized gain                --           (.87)         (1.28)         (1.21)          (.55)            --
                                             ---------      ---------      ---------      ---------      ---------      ---------
Total dividends and distributions
to shareholders                                   (.06)         (1.02)         (1.42)         (1.41)          (.77)          (.21)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   13.36      $   12.23      $   11.00      $    9.77      $    9.35      $    7.80
                                             =========      =========      =========      =========      =========      =========
==================================================================================================================================
Total Return, at Net Asset Value(1)               9.76%         21.16%         27.39%         19.73%         30.12%         (7.86)%

==================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in millions)                                $   2,816      $   2,594      $   2,238      $   1,827      $   1,551      $   1,236
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)             $   2,662      $   2,388      $   2,045      $   1,685      $   1,394      $   1,262
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                             1.14%          1.31%          1.43%          1.96%          2.53%          2.88%
Expenses(3)                                       0.88%          0.86%          0.89%          0.90%          0.92%          1.01%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                          19%            38%            92%           118%            85%           117%

(1). Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

(2). Annualized for periods of less than one full year.

(3). Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.


                     23 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Financial Highlights (Continued)
--------------------------------------------------------------------------------

                                            Class B
                                            -------------------------------------------------------------------------------------
                                            Six Months
                                            Ended
                                            June 30,
                                            1999               Year Ended December 31,
                                            (Unaudited)        1998          1997            1996           1995          1994
==================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period         $   12.10      $   10.89      $    9.70      $    9.29      $    7.76      $    8.66
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .02            .06            .07            .12            .15            .17
Net realized and
unrealized gain (loss)                            1.11           2.08           2.45           1.62           2.08           (.91)
                                             ---------      ---------      ---------      ---------      ---------      ---------
Total income (loss) from
investment operations                             1.13           2.14           2.52           1.74           2.23           (.74)

----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net
investment income                                 (.01)          (.06)          (.05)          (.12)          (.15)          (.16)
Distributions from net realized gain                --           (.87)         (1.28)         (1.21)          (.55)            --
                                             ---------      ---------      ---------      ---------      ---------      ---------
Total dividends and distributions
to shareholders                                   (.01)          (.93)         (1.33)         (1.33)          (.70)          (.16)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   13.22      $   12.10      $   10.89      $    9.70      $    9.29      $    7.76
                                             =========      =========      =========      =========      =========      =========
==================================================================================================================================
Total Return, at Net Asset Value(1)               9.34%         20.25%         26.17%         18.78%         29.03%         (8.64)%

==================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in millions)                                $   1,292      $   1,202      $     987      $     755      $     590      $     429
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)             $   1,239      $   1,080      $     878      $     672      $     511      $     361
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                             0.33%          0.50%          0.62%          1.15%          1.70%          2.11%
Expenses(3)                                       1.69%          1.67%          1.71%          1.71%          1.75%          1.87%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                          19%            38%            92%           118%            85%           117%

(4). The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999 were $675,431,045 and $672,790,206, respectively.

(5). For the period from August 29, 1995 (inception of offering) to December 31, 1995.

(6). For the period from June 1, 1994 (inception of offering) to December 31, 1994.

(7). Less than $500,000.


                     24 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            Class C
                                            ---------------------------------------------------------
                                            Six Months
                                            Ended
                                            June 30,
                                            1999           Year Ended December 31,
                                            (Unaudited)    1998        1997        1996       1995(5)
=====================================================================================================
Per Share Operating Data
Net asset value, beginning of period         $ 12.13     $ 10.92     $  9.72     $  9.33      $  9.19
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .02         .06         .07         .16          .07
Net realized and
unrealized gain (loss)                          1.11        2.08        2.46        1.57          .73
                                             -------     -------     -------     -------      -------
Total income (loss) from
investment operations                           1.13        2.14        2.53        1.73          .80

-----------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net
investment income                               (.01)       (.06)       (.05)       (.13)        (.11)
Distributions from net realized gain              --        (.87)      (1.28)      (1.21)        (.55)
                                             -------     -------     -------     -------      -------
Total dividends and distributions
to shareholders                                 (.01)       (.93)      (1.33)      (1.34)        (.66)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 13.25     $ 12.13     $ 10.92     $  9.72      $  9.33
                                             =======     =======     =======     =======      =======
=====================================================================================================
Total Return, at Net Asset Value(1)             9.34%      20.20%      26.23%      18.67%        8.82%

=====================================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in millions)                                $    70     $    58     $    37     $    18      $     2
-----------------------------------------------------------------------------------------------------
Average net assets (in millions)             $    63     $    47     $    27     $     8      $     1
-----------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                           0.33%       0.50%       0.63%       1.05%        1.42%
Expenses(3)                                     1.69%       1.67%       1.72%       1.76%        1.77%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                        19%         38%         92%        118%          84%

(1). Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

(2). Annualized for periods of less than one full year.

(3). Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.


                     25 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Financial Highlights (Continued)
--------------------------------------------------------------------------------

                                            Class Y
                                            -------------------------------------------------------------------------------------
                                            Six Months
                                            Ended
                                            June 30,
                                            1999               Year Ended December 31,
                                            (Unaudited)        1998          1997            1996           1995          1994(6)
==================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period         $   12.24      $   11.00      $    9.77      $    9.35      $    7.80      $    8.23
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .08            .17            .18            .23            .20            .15
Net realized and
unrealized gain (loss)                            1.12           2.10           2.48           1.61           2.13           (.41)
                                             ---------      ---------      ---------      ---------      ---------      ---------
Total income (loss) from
investment operations                             1.20           2.27           2.66           1.84           2.33           (.26)

----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net
investment income                                 (.07)          (.16)          (.15)          (.21)          (.23)          (.17)
Distributions from net realized gain                --           (.87)         (1.28)         (1.21)          (.55)            --
                                             ---------      ---------      ---------      ---------      ---------      ---------
Total dividends and distributions
to shareholders                                   (.07)         (1.03)         (1.43)         (1.42)          (.78)          (.17)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   13.37      $   12.24      $   11.00      $    9.77      $    9.35      $    7.80
                                             =========      =========      =========      =========      =========      =========
==================================================================================================================================
Total Return, at Net Asset Value(1)               9.85%         21.33%         27.53%         19.88%         30.23%         (3.15)%

==================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in millions)                                $      50      $      39      $      27      $      18      $       7      $       1
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)             $      44      $      34      $      22      $      13      $       4      $       0(7)
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                             1.36%          1.39%          1.60%          2.08%          2.51%          4.07%
Expenses(3)                                       0.66%          0.80%          0.74%          0.77%          0.87%          0.96%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                          19%            38%            92%           118%            85%           117%

(4). The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999 were $675,431,045 and $672,790,206, respectively.

(5). For the period from August 29, 1995 (inception of offering) to December 31, 1995.

(6). For the period from June 1, 1994 (inception of offering) to December 31, 1994.

(7). Less than $500,000.

See accompanying Notes to Financial Statements.


                     26 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Total Return Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge, on investments up to $1 million. Class B and Class C shares may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at values based on the closing bid or the last sale price on the prior trading day. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate market value.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

            The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                     27 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies (continued)

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.


                     28 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies (continued)

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Capital Stock

The Fund has authorized 450 million, 200 million, 200 million and 10 million shares of $.10 par value Class A, Class B, Class C and Class Y capital stock, respectively. Transactions in shares of capital stock were as follows:

                                Six Months Ended June 30, 1999       Year Ended December 31, 1998
                                ------------------------------       ------------------------------
                                Shares          Amount               Shares           Amount
---------------------------------------------------------------------------------------------------
Class A:
Sold                            13,000,203      $ 164,336,473         20,090,100      $ 238,366,108
Dividends and
distributions reinvested           920,203         11,651,992         16,639,080        191,036,172
Redeemed                       (15,239,042)      (192,445,096)       (28,120,324)      (332,483,614)
                                ----------      -------------         ----------      -------------
Net increase (decrease)         (1,318,636)     $ (16,456,631)         8,608,856      $  96,918,666
                                ==========      =============         ==========      =============

---------------------------------------------------------------------------------------------------
Class B:
Sold                             7,963,995      $  99,397,860         13,699,912      $ 160,764,683
Dividends and
distributions reinvested            74,972            941,007          7,233,729         82,019,204
Redeemed                        (9,575,786)      (119,673,241)       (12,211,618)      (142,161,321)
                                ----------      -------------         ----------      -------------
Net increase (decrease)         (1,536,819)     $ (19,334,374)         8,722,023      $ 100,622,566
                                ==========      =============         ==========      =============

---------------------------------------------------------------------------------------------------
Class C:
Sold                             1,428,185      $  17,866,696          2,117,847      $  24,988,182
Dividends and
distributions reinvested             4,666             58,626            344,352          3,914,027
Redeemed                          (951,865)       (11,898,037)        (1,031,386)       (12,105,795)
                                ----------      -------------         ----------      -------------
Net increase                       480,986      $   6,027,285          1,430,813      $  16,796,414
                                ==========      =============         ==========      =============

---------------------------------------------------------------------------------------------------
Class Y:
Sold                             1,200,681      $  15,146,234          1,821,738      $  21,338,887
Dividends and
distributions reinvested            20,306            257,001            260,255          2,988,737
Redeemed                          (636,861)        (8,039,282)        (1,318,484)       (15,546,733)
                                ----------      -------------         ----------      -------------
Net increase                       584,126      $   7,363,953            763,509      $   8,780,891
                                ==========      =============         ==========      =============


                     29 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Unrealized Gains and Losses on Securities

As of June 30, 1999, net unrealized appreciation on investments of $1,366,471,231 was composed of gross appreciation of $1,423,508,774, and gross depreciation of $57,037,543.

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $100 million of average annual net assets, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million, and 0.50% of average annual net assets in excess of $500 million. The Fund's annualized management fee for the six months ended June 30, 1999 was 0.52% of the average annual net assets for each class of shares.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

            The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                 Aggregate           Class A
                 Front-End           Front-End        Commissions on    Commissions on      Commissions on
                 Sales Charges       Sales Charges    Class A Shares    Class B Shares      Class C Shares
Six Months       on Class A          Retained by      Advanced by       Advanced by         Advanced by
Ended            Shares              Distributor      Distributor(1)    Distributor(1)      Distributor(1)
----------------------------------------------------------------------------------------------------------
June 30, 1999    $1,994,506          $693,624         $43,671           $2,506,801          $123,478

(1). The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                               Class A                   Class B                   Class C
                               Contingent Deferred       Contingent Deferred       Contingent Deferred
                               Sales Charges             Sales Charges             Sales Charges
Six Months Ended               Retained by Distributor   Retained by Distributor   Retained by Distributor
----------------------------------------------------------------------------------------------------------
June 30, 1999                  $ --                      $679,174                  $11,713

            The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                     30 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased on or after April 1, 1988. The rate is 0.15% for shares purchased before that date. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended June 30, 1999, payments under the Class A Plan totaled $2,533,011, all of which was paid by the Distributor to recipients. That included $210,139 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate,whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

            The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

            The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the distributor for the six months ended June 30, 1999 were as follows:

                                                                                  Distributor's
                                                      Distributor's Aggregate     Unreimbursed
                  Total Payments    Amount Retained   Unreimbursed Expenses       Expenses as % of
Class             Under Plan        By Distributor    Under Plan                  Net Assets of Class
-----------------------------------------------------------------------------------------------------
Class B Plan      $6,141,443        $4,767,827        $11,137,626                                0.86%
-----------------------------------------------------------------------------------------------------
Class C Plan      $  312,523        $  103,286        $   625,681                                0.90%


                     31 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Foreign Currency Contracts

A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

            The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

            The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

            Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

            The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

            Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

            Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.


                     32 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 1999, was as follows:

                                                     Call Options
                                                     ---------------------------
                                                     Number of      Amount of
                                                     Options        Premiums
--------------------------------------------------------------------------------
Options outstanding as of December 31, 1998            3,412        $   671,969
Options written                                        9,412          2,310,164
Options closed or expired                            (12,412)        (2,878,395)
Options exercised                                       (412)          (103,738)
                                                      ------        -----------
Options outstanding as of June 30, 1999                   --        $        --
                                                      ======        ===========

================================================================================
7. Illiquid or Restricted Securities

As of June 30, 1999, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject ot that limit.The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999, was $174,099, which represents 0.00% of the Fund's net assets.

================================================================================
8. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

            The Fund had no borrowings outstanding during the six months ended June 30, 1999.


                     33 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 Oppenheimer Total Return Fund, Inc.
--------------------------------------------------------------------------------

================================================================================
Officers and Directors      James C. Swain, Chairman and Chief Executive Officer
                            Bridget A. Macaskill, Director and President
                            Robert G. Avis, Director
                            William A. Baker, Director
                            George C. Bowen, Director
                            Jon S. Fossel, Director
                            Sam Freedman, Director
                            Raymond J. Kalinowski, Director
                            C. Howard Kast, Director
                            Robert M. Kirchner, Director
                            Ned M. Steel, Director
                            Andrew J. Donohue, Vice President and Secretary
                            Brian W. Wixted, Vice President and Treasurer
                            Bruce L. Bartlett, Vice President
                            John P. Doney, Vice President
                            Robert G. Zack, Assistant Secretary
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of             The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors     Deloitte & Touche LLP

================================================================================
Legal Counsel            Myer, Swanson, Adams & Wolf, P.C.

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.
                         This is a copy of a report to shareholders of Oppenheimer Total Return Fund, Inc. This report must be preceded or accompanied by a Prospectus of Oppenheimer Total Return Fund, Inc. For material information concerning the Fund, see the Prospectus.
                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                     34 Oppenheimer Total Return Fund, Inc.

--------------------------------------------------------------------------------
 OppenheimerFunds Family
--------------------------------------------------------------------------------

==============================================================================================
Real Asset Funds
----------------------------------------------------------------------------------------------
Real Asset Fund                 Gold & Special Minerals Fund

==============================================================================================
Global Stock Funds
----------------------------------------------------------------------------------------------
Developing Markets Fund         International Growth Fund          Global Growth & Income Fund
International Small             Global Fund                        Europe Fund
  Company Fund                  Quest Global Value Fund

==============================================================================================
Stock Funds
----------------------------------------------------------------------------------------------
Enterprise Fund                 MidCap Fund                        Growth Fund
Discovery Fund                  Capital Appreciation Fund          Large Cap Growth Fund
Quest Small Cap Value Fund      Quest Capital Value Fund           Disciplined Value Fund
                                                                   Quest Value Fund

==============================================================================================
Stock & Bond Funds
----------------------------------------------------------------------------------------------
Main Street Growth &            Total Return Fund                  Multiple Strategies Fund
  Income Fund(1)                Quest Balanced                     Disciplined Allocation Fund
Quest Opportunity                 Value Fund                       Convertible Securities Fund
  Value Fund                    Capital Income Fund(2)

==============================================================================================
Taxable Bond Funds
----------------------------------------------------------------------------------------------
International Bond Fund         Champion Income Fund               U.S. Government Trust
World Bond Fund                 Strategic Income Fund              Limited-Term Government Fund
High Yield Fund                 Bond Fund

==============================================================================================
Municipal Bond Funds
----------------------------------------------------------------------------------------------
California Municipal Fund(3)    Pennsylvania Municipal Fund(3)     Rochester Division:
Florida Municipal Fund(3)       Municipal Bond Fund                Rochester Fund Municipals
New Jersey Municipal Fund(3)    Insured Municipal Fund             Limited Term New York
New York Municipal Fund(3)      Intermediate Municipal Fund          Municipal Fund

==============================================================================================
Money Market Funds(4)
----------------------------------------------------------------------------------------------
Money Market Fund               Cash Reserves

(1). On 12/22/98, the Fund's name was changed from "Oppenheimer Main Street Income & Growth Fund."

(2). On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income
Fund."

(3). Available only to investors in certain states.

(4). An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                     35 Oppenheimer Total Return Fund, Inc.

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

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

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

                    ----------------------------------------------------
                                Information and Services
                    ----------------------------------------------------

            As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

            Internet
            24-hr access to account information and transactions

            ----------------------------------------------------
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            ----------------------------------------------------

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            Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET

            ----------------------------------------------------
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            ----------------------------------------------------

            Telephone Transactions
            Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET

            ----------------------------------------------------
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            ----------------------------------------------------

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            24-hr automated information
            and automated transactions

            ----------------------------------------------------
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            ----------------------------------------------------

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            ----------------------------------------------------
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            ----------------------------------------------------

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            ----------------------------------------------------
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            ----------------------------------------------------

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            OppenheimerFunds Services,
            P.O. Box 5270, Denver, CO 80217-5270

                                     [LOGO]
                              OppenheimerFunds(SM)
                                Distributor, Inc.


RS0420.001.0699 August 27, 1999